Earnings Per Share (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Earnings (Loss) Per Share Disclosure [Abstract]
Reconciliation of NRG's basic earnings per share to diluted earnings per share
The reconciliation of the Company's basic and diluted earnings (loss) per share is shown in the following tables:

	Three months ended March 31,
	2016		2015
(In millions, except per share data) (a)	Common Class A	Common Class C	Common Class A	Common Class C
Basic and diluted earnings (loss) per share attributable to NRG Yield, Inc. common stockholders
Net income (loss) attributable to NRG Yield, Inc.	$2	$3	$(3)	$(3)
Weighted average number of common shares outstanding	35	63	35	35
Earnings (loss) per weighted average common share — basic and diluted	$0.05	$0.05	$(0.07)	$(0.07)

The reconciliation of the Company's basic and diluted earnings per share is shown in the following tables:

	Three months ended June 30,
	2016		2015
(In millions, except per share data) (a)	Common Class A	Common Class C	Common Class A	Common Class C
Basic earnings per share attributable to NRG Yield, Inc. common stockholders
Net income attributable to NRG Yield, Inc.	$11	$21	$5	$5
Weighted average number of common shares outstanding - basic	35	63	35	35
Earnings per weighted average common share — basic	$0.33	$0.33	$0.15	$0.15
Diluted earnings per share attributable to NRG Yield, Inc. common stockholders
Net income attributable to NRG Yield, Inc.	$14	$23	$5	$5
Weighted average number of common shares outstanding - diluted	49	73	35	35
Earnings per weighted average common share — diluted	$0.29	$0.31	$0.15	$0.15

	Six months ended June 30,
	2016		2015
(In millions, except per share data) (a)	Common Class A	Common Class C	Common Class A	Common Class C
Basic and diluted earnings per share attributable to NRG Yield, Inc. common stockholders
Net income attributable to NRG Yield, Inc.	$13	$24	$3	$3
Weighted average number of common shares outstanding	35	63	35	35
Earnings per weighted average common share — basic and diluted	$0.38	$0.38	$0.07	$0.07

The reconciliation of the Company's basic and diluted earnings per share is shown in the following table:

	Year Ended December 31, 2015		Year Ended December 31, 2014		Period from July 23, 2013 to December 31, 2013

(In millions, except per share data)	Common Class A	Common Class C	Common Class A	Common Class C	Common Class A	Common Class C
Basic and diluted earnings per share attributable to NRG Yield, Inc. common stockholders
Net income attributable to NRG Yield, Inc.(a)	$14	$19	$8	$8	$7	$7
Weighted average number of common shares outstanding	35	49	28	28	23	23
Earnings per weighted average common share — basic and diluted (a)	$0.40	$0.40	$0.30	$0.30	$0.29	$0.29